Leases (Details) - Schedule of reconciliation of company undiscounted cash flows to present value - Lease Receivable [Member] $ in Thousands	Mar. 31, 2023 USD ($)
Leases (Details) - Schedule of reconciliation of company undiscounted cash flows to present value [Line Items]
Total undiscounted amount	$ 615
Less future interest	(32)
Total discounted amount	583
Less: current portion	(269)
Non-current portion	314
Within a year [Member]
Leases (Details) - Schedule of reconciliation of company undiscounted cash flows to present value [Line Items]
Total undiscounted amount	283
Between 2 to 5 years [Member]
Leases (Details) - Schedule of reconciliation of company undiscounted cash flows to present value [Line Items]
Total undiscounted amount	$ 332